Document and Entity Information	0 Months Ended
Dec. 31, 2012
Risk/Return:
Document Type	485BPOS
Document Period End Date	Dec 31, 2012
Registrant Name	PACIFIC GLOBAL FUND INC
Central Index Key	0000890206
Amendment Flag	false
Document Creation Date	May 1, 2013
Document Effective Date	May 1, 2013
Prospectus Date	May 1, 2013
GOVERNMENT SECURITIES FUND | GOVERNMENT SECURITIES FUND CLASS A
Risk/Return:
Trading Symbol	PADGX
GOVERNMENT SECURITIES FUND | GOVERNMENT SECURITIES FUND CLASS C
Risk/Return:
Trading Symbol	PGGCX
INCOME AND EQUITY FUND | INCOME AND EQUITY FUND CLASS A
Risk/Return:
Trading Symbol	PADIX
INCOME AND EQUITY FUND | INCOME AND EQUITY FUND CLASS C
Risk/Return:
Trading Symbol	PIECX
BALANCED FUND | BALANCED FUND CLASS A
Risk/Return:
Trading Symbol	PAABX
BALANCED FUND | BALANCED FUND CLASS C
Risk/Return:
Trading Symbol	PGBCX
LARGE CAP VALUE FUND | LARGE CAP VALUE FUND CLASS A
Risk/Return:
Trading Symbol	PAGTX
LARGE CAP VALUE FUND | LARGE CAP VALUE FUND CLASS C
Risk/Return:
Trading Symbol	PGCCX
MID CAP VALUE FUND | MID CAP VALUE FUND CLASS A
Risk/Return:
Trading Symbol	PAMVX
MID CAP VALUE FUND | MID CAP VALUE FUND CLASS C
Risk/Return:
Trading Symbol	PMVCX
SMALL CAP VALUE FUND | SMALL CAP VALUE FUND CLASS A
Risk/Return:
Trading Symbol	PASMX
SMALL CAP VALUE FUND | SMALL CAP VALUE FUND CLASS C
Risk/Return:
Trading Symbol	PGSCX
SMALL CAP VALUE FUND | SMALL CAP VALUE FUND CLASS I
Risk/Return:
Trading Symbol	PGISX

GOVERNMENT SECURITIES FUND
GOVERNMENT SECURITIES FUND (Class A and Class C)
Investment Objective
High current income, preservation of capital, and rising future income, consistent with prudent investment risk.
Portfolio Fees and Expenses

This table describes the fees and expenses you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, more than $25,000 in the Pacific Advisors Funds (the "Funds"). More information about these and other discounts is available from your financial professional and in "Sales Charges" starting on page 50 of this prospectus and "Reducing Your Sales Charge — Class A Shares" starting on page 34 of the Funds' statement of additional information ("SAI").

Shareholder Fees (paid by you directly)
Shareholder Fees GOVERNMENT SECURITIES FUND (USD $)	GOVERNMENT SECURITIES FUND CLASS A	GOVERNMENT SECURITIES FUND CLASS C
Maximum Sales Charge Imposed on Purchases (as a percentage of offering price)	4.75%	none
Maximum Contingent Deferred Sales Charge (as a percentage of offering price or net asset value at the time of sale, whichever is less, if you sell Class C shares within one year of purchase)	none	1.00%
Exchange Fee (applies on each exchange after the first five exchanges in each calendar year)	10	10
Redemption Fee (with certain exceptions, applies if you sell or exchange shares within 30 days of purchase)	2.00%	2.00%
Wire Redemption Fee	25	25

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses GOVERNMENT SECURITIES FUND	GOVERNMENT SECURITIES FUND CLASS A	GOVERNMENT SECURITIES FUND CLASS C
Management Fees	0.65%	0.65%
Distribution and/or Service (12b-1) Fees	0.25%	1.00%
Other Expenses	4.54%	4.64%
Total Annual Fund Operating Expenses	5.44%	6.29%

Expense Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, that all distributions are reinvested, and that the Fund's operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions, your costs would be as follows:
Expense Example GOVERNMENT SECURITIES FUND (USD $)	1 Year	3 Years	5 Years	10 Years
GOVERNMENT SECURITIES FUND CLASS A	992	2,019	3,037	5,544
GOVERNMENT SECURITIES FUND CLASS C	722	1,856	3,058	5,930

You would pay the following expenses if you did not redeem your shares. The figures for Class A shares would be the same as shown above.
Expense Example No Redemption (USD $)	1 Year	3 Years	5 Years	10 Years
GOVERNMENT SECURITIES FUND GOVERNMENT SECURITIES FUND CLASS C	625	1,851	3,045	5,899

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 181% of the average value of its portfolio.

Principal Investment Strategies

The Fund's principal investment strategies are:

•  Investing at least 80% of its assets in U.S. Government fixed income securities. These include securities issued or guaranteed by the U.S.Treasury; issued by a U.S. Government agency; or issued by a Government-Sponsored Enterprise (GSE). U.S.Treasury securities include direct obligations of the U.S.Treasury, (i.e.,Treasury bills, notes and bonds). U.S. Government agency bonds are backed by the full faith and credit of the U.S. Government or guaranteed by the U.S. Treasury (such as securities of the Government National Mortgage Association (GNMA or Ginnie Mae)). GSE bonds are issued by certain federally-chartered but privately-owned corporations, but are neither direct obligations of, nor backed by the full faith and credit of, the U.S. Government. GSE bonds include: bonds issued by Federal Home Loan Banks (FHLB), Federal Farm Credit Banks (FCS), Federal Home Loan Mortgage Corporation (FHLMC or Freddie Mac) and the Federal National Mortgage Association (FNMA or Fannie Mae).

•  Investing in zero-coupon bonds, foreign securities (primarily through American Depositary Receipts ("ADRs")), dividend-paying stocks, and high-quality money market securities.

•  Investing a higher proportion of its assets in shorter-term bonds when the Manager believes interest rates will rise, and a higher proportion in longer-term bonds when the Manager believes interest rates will fall.

Principal Risks

Risk is inherent in all investing. The value of your investment in the Fund may fluctuate significantly from day-to-day and over time. You may lose all or part of your investment in the Fund. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the FDIC or any government agency. There can be no assurance that the Fund will achieve its investment objective.

Following is a summary of the principal risks of investing in the Fund.

•  Bond prices are affected by interest rates. Bond prices generally decline when interest rates rise and rise when interest rates fall. Longer-term debt and zero-coupon bonds are more sensitive to interest rate changes than debt instruments with shorter maturities. In addition, when interest rates decline, the prices of mortgage-backed bonds typically do not rise as much as prices of comparable bonds. This is because the market tends to discount mortgage-backed securities prices for prepayment risk (see below).

•  Credit risk. The Fund is subject to credit risk, which is the chance that a bond issuer will fail to pay interest or principal on time. Entities such as Freddie Mac, Fannie Mae, and the FHLB, although chartered or sponsored by Congress, are not funded by Congressional appropriations. The debt and mortgage-backed securities issued by them are neither guaranteed nor insured by the U.S. government. For those periods when the Fund does not own any securities guaranteed or insured by the U.S. government, its risk exposure is increased. Changes in the credit strength of an issuer may reduce the credit rating of its debt investments and may affect their value. It is important to note that neither the Fund's share price nor its yield is guaranteed by the U.S. government.

•  Prepayment risk. The Fund's performance could be hurt by prepayment risk, which is the risk that mortgage-backed bonds will be paid off early if a decline in interest rates prompts homeowners to refinance their mortgages. The Fund would be required to reinvest the proceeds at the lower interest rates available, and would experience a decline in income and lose the opportunity for additional price appreciation.

•  Foreign securities, including ADRs, carry different risks than domestic securities. Adverse political, economic, social or other conditions in a foreign country may make the stocks of that country difficult or impossible to sell. Investments in foreign securities are also subject to currency fluctuations.

•  Stock prices may fluctuate more than other securities. Stock prices can decline significantly in response to adverse market conditions, company-specific events, and other domestic and international political and economic developments. Because the Fund may have a significant stock component, it may be more subject to this risk than other government securities funds. The Manager tries to reduce this risk by buying stocks of companies that have established operating histories, strong or improving balance sheets, and growth potential.

•  Market events risk. The financial markets may experience periods of significant stress that can result in volatility, valuation, pricing, and liquidity problems for certain securities. These problems and a variety of forces, including governmental programs, investments, legislation, regulations, policies, or other actions in response to market conditions, may have an adverse effect on the Fund's investments, and may directly or indirectly affect the Fund's ability to meet its investment objectives.

For more information on the risks of investing in the Fund, please see "More Information About the Funds" starting on page 40 of this prospectus.

Performance

The following chart and table give you some indication of the risks of investing in the Fund. The risk/return bar chart shows the change in the Fund's performance from year to year. The average annual total return table shows how the Fund's average annual returns for 1, 5 and 10 years compare with a broad measure of market performance.

The Fund's past performance (before and after taxes) is not necessarily indicative of how it will perform in the future. For current performance information, please visit www.pacificadvisorsfunds.com.

(Results do not include the sales charge; if the sales charge were included, results would be lower.)
Risk/Return Bar Chart (Class A Shares)

During the period shown, the highest quarterly return was 3.14% (quarter ended June 30, 2003), and the lowest quarterly return was –4.32% (quarter ended September 30, 2003).
Average Annual Total Returns (for the periods ended December 31, 2012)
Average Annual Returns GOVERNMENT SECURITIES FUND	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years
GOVERNMENT SECURITIES FUND CLASS A	(5.21%)	(0.65%)	0.44%
GOVERNMENT SECURITIES FUND CLASS C	(1.12%)	(0.39%)	0.19%
After Taxes on Distributions GOVERNMENT SECURITIES FUND CLASS A	(5.17%)	(0.91%)	(0.11%)
After Taxes on Distributions and Sale of Fund Shares GOVERNMENT SECURITIES FUND CLASS A	(2.93%)	(0.51%)	0.26%
Barclays Capital Intermediate T-Bond Index (does not reflect deduction for fees, expenses or taxes)	1.73%	4.51%	4.10%

The results for Class A shares include the maximum sales charge.

After-tax returns are calculated using the highest historical individual marginal federal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or Individual Retirement Accounts ("IRAs"). After-tax returns are shown only for Class A shares; after-tax returns for Class C will vary.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	GOVERNMENT SECURITIES FUND (Class A and Class C)
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	High current income, preservation of capital, and rising future income, consistent with prudent investment risk.
Expense [Heading]	rr_ExpenseHeading	Portfolio Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, more than $25,000 in the Pacific Advisors Funds (the "Funds"). More information about these and other discounts is available from your financial professional and in "Sales Charges" starting on page 50 of this prospectus and "Reducing Your Sales Charge — Class A Shares" starting on page 34 of the Funds' statement of additional information ("SAI").

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (paid by you directly)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 181% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	181.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, more than $25,000 in the Pacific Advisors Funds (the "Funds").
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 25,000
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, that all distributions are reinvested, and that the Fund's operating expenses remain the same.

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions, your costs would be as follows:
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	You would pay the following expenses if you did not redeem your shares. The figures for Class A shares would be the same as shown above.
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund's principal investment strategies are:

•  Investing at least 80% of its assets in U.S. Government fixed income securities. These include securities issued or guaranteed by the U.S.Treasury; issued by a U.S. Government agency; or issued by a Government-Sponsored Enterprise (GSE). U.S.Treasury securities include direct obligations of the U.S.Treasury, (i.e.,Treasury bills, notes and bonds). U.S. Government agency bonds are backed by the full faith and credit of the U.S. Government or guaranteed by the U.S. Treasury (such as securities of the Government National Mortgage Association (GNMA or Ginnie Mae)). GSE bonds are issued by certain federally-chartered but privately-owned corporations, but are neither direct obligations of, nor backed by the full faith and credit of, the U.S. Government. GSE bonds include: bonds issued by Federal Home Loan Banks (FHLB), Federal Farm Credit Banks (FCS), Federal Home Loan Mortgage Corporation (FHLMC or Freddie Mac) and the Federal National Mortgage Association (FNMA or Fannie Mae).

•  Investing in zero-coupon bonds, foreign securities (primarily through American Depositary Receipts ("ADRs")), dividend-paying stocks, and high-quality money market securities.

•  Investing a higher proportion of its assets in shorter-term bonds when the Manager believes interest rates will rise, and a higher proportion in longer-term bonds when the Manager believes interest rates will fall.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Risk is inherent in all investing. The value of your investment in the Fund may fluctuate significantly from day-to-day and over time. You may lose all or part of your investment in the Fund. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the FDIC or any government agency. There can be no assurance that the Fund will achieve its investment objective.

Following is a summary of the principal risks of investing in the Fund.

•  Bond prices are affected by interest rates. Bond prices generally decline when interest rates rise and rise when interest rates fall. Longer-term debt and zero-coupon bonds are more sensitive to interest rate changes than debt instruments with shorter maturities. In addition, when interest rates decline, the prices of mortgage-backed bonds typically do not rise as much as prices of comparable bonds. This is because the market tends to discount mortgage-backed securities prices for prepayment risk (see below).

•  Credit risk. The Fund is subject to credit risk, which is the chance that a bond issuer will fail to pay interest or principal on time. Entities such as Freddie Mac, Fannie Mae, and the FHLB, although chartered or sponsored by Congress, are not funded by Congressional appropriations. The debt and mortgage-backed securities issued by them are neither guaranteed nor insured by the U.S. government. For those periods when the Fund does not own any securities guaranteed or insured by the U.S. government, its risk exposure is increased. Changes in the credit strength of an issuer may reduce the credit rating of its debt investments and may affect their value. It is important to note that neither the Fund's share price nor its yield is guaranteed by the U.S. government.

•  Prepayment risk. The Fund's performance could be hurt by prepayment risk, which is the risk that mortgage-backed bonds will be paid off early if a decline in interest rates prompts homeowners to refinance their mortgages. The Fund would be required to reinvest the proceeds at the lower interest rates available, and would experience a decline in income and lose the opportunity for additional price appreciation.

•  Foreign securities, including ADRs, carry different risks than domestic securities. Adverse political, economic, social or other conditions in a foreign country may make the stocks of that country difficult or impossible to sell. Investments in foreign securities are also subject to currency fluctuations.

•  Stock prices may fluctuate more than other securities. Stock prices can decline significantly in response to adverse market conditions, company-specific events, and other domestic and international political and economic developments. Because the Fund may have a significant stock component, it may be more subject to this risk than other government securities funds. The Manager tries to reduce this risk by buying stocks of companies that have established operating histories, strong or improving balance sheets, and growth potential.

•  Market events risk. The financial markets may experience periods of significant stress that can result in volatility, valuation, pricing, and liquidity problems for certain securities. These problems and a variety of forces, including governmental programs, investments, legislation, regulations, policies, or other actions in response to market conditions, may have an adverse effect on the Fund's investments, and may directly or indirectly affect the Fund's ability to meet its investment objectives.

For more information on the risks of investing in the Fund, please see "More Information About the Funds" starting on page 40 of this prospectus.

Risk Lose Money [Text]	rr_RiskLoseMoney	You may lose all or part of your investment in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the FDIC or any government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following chart and table give you some indication of the risks of investing in the Fund. The risk/return bar chart shows the change in the Fund's performance from year to year. The average annual total return table shows how the Fund's average annual returns for 1, 5 and 10 years compare with a broad measure of market performance.

The Fund's past performance (before and after taxes) is not necessarily indicative of how it will perform in the future. For current performance information, please visit www.pacificadvisorsfunds.com.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following chart and table give you some indication of the risks of investing in the Fund.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.pacificadvisorsfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance (before and after taxes) is not necessarily indicative of how it will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Risk/Return Bar Chart (Class A Shares)
Bar Chart Narrative [Text Block]	rr_BarChartNarrativeTextBlock	(Results do not include the sales charge; if the sales charge were included, results would be lower.)
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	(Results do not include the sales charge; if the sales charge were included, results would be lower.)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	During the period shown, the highest quarterly return was 3.14% (quarter ended June 30, 2003), and the lowest quarterly return was –4.32% (quarter ended September 30, 2003).
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest quarterly return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2003
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	3.14%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest quarterly return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2003
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(4.32%)
Performance Table Does Reflect Sales Loads	rr_PerformanceTableDoesReflectSalesLoads	The results for Class A shares include the maximum sales charge.
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(does not reflect deduction for fees, expenses or taxes)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the highest historical individual marginal federal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or Individual Retirement Accounts ("IRAs").
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown only for Class A shares; after-tax returns for Class C will vary.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

The results for Class A shares include the maximum sales charge.

After-tax returns are calculated using the highest historical individual marginal federal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or Individual Retirement Accounts ("IRAs"). After-tax returns are shown only for Class A shares; after-tax returns for Class C will vary.

Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns (for the periods ended December 31, 2012)
Barclays Capital Intermediate T-Bond Index (does not reflect deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	1.73%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	4.51%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	4.10%
GOVERNMENT SECURITIES FUND CLASS A
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	4.75%
Maximum Contingent Deferred Sales Charge (as a percentage of offering price or net asset value at the time of sale, whichever is less, if you sell Class C shares within one year of purchase)	rr_MaximumDeferredSalesChargeOverOther	none
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	(2.00%)
Redemption Fee	rr_RedemptionFee	(25)
Exchange Fee (applies on each exchange after the first five exchanges in each calendar year)	rr_ExchangeFee	10
Management Fees	rr_ManagementFeesOverAssets	0.65%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	4.54%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	5.44%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	992
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	2,019
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	3,037
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	5,544
Annual Return 2003	rr_AnnualReturn2003	(2.20%)
Annual Return 2004	rr_AnnualReturn2004	0.26%
Annual Return 2005	rr_AnnualReturn2005	1.08%
Annual Return 2006	rr_AnnualReturn2006	3.14%
Annual Return 2007	rr_AnnualReturn2007	5.54%
Annual Return 2008	rr_AnnualReturn2008	(2.28%)
Annual Return 2009	rr_AnnualReturn2009	2.26%
Annual Return 2010	rr_AnnualReturn2010	2.16%
Annual Return 2011	rr_AnnualReturn2011	0.00%
Annual Return 2012	rr_AnnualReturn2012	(0.44%)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(5.21%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(0.65%)
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	0.44%
GOVERNMENT SECURITIES FUND CLASS A | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(5.17%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(0.91%)
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	(0.11%)
GOVERNMENT SECURITIES FUND CLASS A | After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(2.93%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(0.51%)
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	0.26%
GOVERNMENT SECURITIES FUND CLASS C
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Contingent Deferred Sales Charge (as a percentage of offering price or net asset value at the time of sale, whichever is less, if you sell Class C shares within one year of purchase)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	(2.00%)
Redemption Fee	rr_RedemptionFee	(25)
Exchange Fee (applies on each exchange after the first five exchanges in each calendar year)	rr_ExchangeFee	10
Management Fees	rr_ManagementFeesOverAssets	0.65%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	4.64%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	6.29%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	722
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	1,856
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	3,058
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	5,930
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	625
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	1,851
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	3,045
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 5,899
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(1.12%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(0.39%)
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	0.19%

INCOME AND EQUITY FUND
INCOME AND EQUITY FUND (Class A and Class C)
Investment Objective
Current income
and, secondarily, long-term capital appreciation.
Portfolio Fees and Expenses

This table describes the fees and expenses you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, more than $25,000 in the Funds. More information about these and other discounts is available from your financial professional and in "Sales Charges" starting on page 50 of this prospectus and "Reducing Your Sales Charge — Class A Shares" starting on page 34 of the SAI.

Shareholder Fees (paid by you directly)
Shareholder Fees INCOME AND EQUITY FUND (USD $)	INCOME AND EQUITY FUND CLASS A	INCOME AND EQUITY FUND CLASS C
Maximum Sales Charge Imposed on Purchases (as a percentage of offering price)	4.75%	none
Maximum Contingent Deferred Sales Charge (as a percentage of offering price or net asset value at the time of sale, whichever is less, if you sell Class C shares within one year of purchase)	none	1.00%
Exchange Fee (applies on each exchange after the first five exchanges in each calendar year)	10	10
Redemption Fee (with certain exceptions, applies if you sell or exchange shares within 30 days of purchase)	2.00%	2.00%
Wire Redemption Fee	25	25

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses INCOME AND EQUITY FUND	INCOME AND EQUITY FUND CLASS A	INCOME AND EQUITY FUND CLASS C
Management Fees	0.75%	0.75%
Distribution and/or Service (12b-1) Fees	0.25%	1.00%
Other Expenses	2.42%	2.45%
Total Annual Fund Operating Expenses	3.42%	4.20%

Expense Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, that all distributions are reinvested, and that the Fund's operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions, your costs would be as follows:
Expense Example INCOME AND EQUITY FUND (USD $)	1 Year	3 Years	5 Years	10 Years
INCOME AND EQUITY FUND CLASS A	803	1,476	2,169	4,002
INCOME AND EQUITY FUND CLASS C	520	1,270	2,133	4,354

You would pay the following expenses if you did not redeem your shares. The figures for Class A shares would be the same as shown above.
Expense Example No Redemption (USD $)	1 Year	3 Years	5 Years	10 Years
INCOME AND EQUITY FUND INCOME AND EQUITY FUND CLASS C	422	1,275	2,142	4,372

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 29% of the average value of its portfolio.

Principal Investment Strategies

The Fund's principal investment strategies are:

•  Investing primarily in investment grade U.S. corporate bonds and in dividend-paying stocks.

•  Investing in U.S. government securities and high-quality money market securities.

•  Investing a majority of its assets in fixed income securities while the general level of interest rates exceeds the dividend yields available on common stock. Investing a higher proportion of its assets in stocks when the economic outlook is favorable.

•  Focusing on total return in selecting stocks. Using fundamental analysis to evaluate each company's financial condition and prospects, as well as economic conditions.

Principal Risks

Risk is inherent in all investing. The value of your investment in the Fund may fluctuate significantly from day-to-day and over time. You may lose all or part of your investment in the Fund. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the FDIC or any government agency. There can be no assurance that the Fund will achieve its investment objective.

Following is a summary of the principal risks of investing in the Fund.

•  Bond prices are affected by interest rates. Bond prices generally decline when interest rates rise and rise when interest rates fall. Longer-term debt and zero-coupon bonds are more sensitive to interest rate changes than debt instruments with shorter maturities.

•  Credit risk. The chance a bond issuer will fail to pay principal or interest on time. Changes in the credit strength of an issuer may reduce the credit rating of its debt investments and may affect their value.

•  Stock prices may fluctuate more than other securities. Stock prices can decline significantly in response to adverse market conditions, company-specific events, and other domestic and international political and economic developments. Different parts of the market can react differently to these developments. The Manager tries to reduce this risk by buying stocks of companies that have established operating histories, strong or improving balance sheets, and growth potential.

•  Market events risks. The financial markets may experience periods of significant stress that can result in volatility, valuation, pricing, and liquidity problems for certain securities. These problems and a variety of forces, including governmental programs, investments, legislation, regulations, policies, or other actions in response to market conditions, may have an adverse effect on the Fund's investments, and may directly or indirectly affect the Fund's ability to meet its investment objectives.

For more information on the risks of investing in the Fund, please see "More Information About the Funds" starting on page 40 of this prospectus.

Performance

The following chart and table give you some indication of the risks of investing in the Fund. The risk/return bar chart shows the change in the Fund's performance from year to year. The average annual total return table shows the Fund's average annual returns for 1, 5 and 10 years compare with a broad measure of market performance. The table includes performance information for the Barclays Capital Intermediate Corporate Bond Index and the S&P 500® Index which provide bases for comparison of the Fund's mix of fixed income and equity securities, respectively.

The Fund's past performance (before and after taxes) is not necessarily indicative of how it will perform in the future. For current performance information, please visit www.pacificadvisorsfunds.com.

(Results do not include the sales charge; if the sales charge were included, results would be lower.)
Risk/Return Bar Chart (Class A Shares)

During the period shown, the highest quarterly return was 10.21% (quarter ended June 30, 2009), and the lowest quarterly return was –7.76% (quarter ended December 31, 2008).
Average Annual Total Returns (for the periods ended December 31, 2012)
Average Annual Returns INCOME AND EQUITY FUND	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years
INCOME AND EQUITY FUND CLASS A	1.41%	1.07%	2.49%
INCOME AND EQUITY FUND CLASS C	5.74%	1.31%	2.23%
After Taxes on Distributions INCOME AND EQUITY FUND CLASS A	0.66%	0.36%	1.86%
After Taxes on Distributions and Sale of Fund Shares INCOME AND EQUITY FUND CLASS A	0.79%	0.68%	1.86%
Barclays Capital Intermediate Corporate Bond Index (does not reflect deduction for fees, expenses or taxes)	8.84%	7.01%	5.76%
S&P 500�� Index (does not reflect deduction for fees, expenses or taxes)	15.99%	1.66%	7.09%

The results for Class A shares include the maximum sales charge.

After-tax returns are calculated using the highest historical individual marginal federal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or IRAs. After-tax returns are shown only for Class A shares; after-tax returns for Class C will vary.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	INCOME AND EQUITY FUND (Class A and Class C)
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Current income
Objective, Secondary [Text Block]	rr_ObjectiveSecondaryTextBlock	and, secondarily, long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Portfolio Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, more than $25,000 in the Funds. More information about these and other discounts is available from your financial professional and in "Sales Charges" starting on page 50 of this prospectus and "Reducing Your Sales Charge — Class A Shares" starting on page 34 of the SAI.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (paid by you directly)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 29% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	29.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, more than $25,000 in the Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 25,000
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, that all distributions are reinvested, and that the Fund's operating expenses remain the same.

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions, your costs would be as follows:
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	You would pay the following expenses if you did not redeem your shares. The figures for Class A shares would be the same as shown above.
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund's principal investment strategies are:

•  Investing primarily in investment grade U.S. corporate bonds and in dividend-paying stocks.

•  Investing in U.S. government securities and high-quality money market securities.

•  Investing a majority of its assets in fixed income securities while the general level of interest rates exceeds the dividend yields available on common stock. Investing a higher proportion of its assets in stocks when the economic outlook is favorable.

•  Focusing on total return in selecting stocks. Using fundamental analysis to evaluate each company's financial condition and prospects, as well as economic conditions.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Risk is inherent in all investing. The value of your investment in the Fund may fluctuate significantly from day-to-day and over time. You may lose all or part of your investment in the Fund. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the FDIC or any government agency. There can be no assurance that the Fund will achieve its investment objective.

Following is a summary of the principal risks of investing in the Fund.

•  Bond prices are affected by interest rates. Bond prices generally decline when interest rates rise and rise when interest rates fall. Longer-term debt and zero-coupon bonds are more sensitive to interest rate changes than debt instruments with shorter maturities.

•  Credit risk. The chance a bond issuer will fail to pay principal or interest on time. Changes in the credit strength of an issuer may reduce the credit rating of its debt investments and may affect their value.

•  Stock prices may fluctuate more than other securities. Stock prices can decline significantly in response to adverse market conditions, company-specific events, and other domestic and international political and economic developments. Different parts of the market can react differently to these developments. The Manager tries to reduce this risk by buying stocks of companies that have established operating histories, strong or improving balance sheets, and growth potential.

•  Market events risks. The financial markets may experience periods of significant stress that can result in volatility, valuation, pricing, and liquidity problems for certain securities. These problems and a variety of forces, including governmental programs, investments, legislation, regulations, policies, or other actions in response to market conditions, may have an adverse effect on the Fund's investments, and may directly or indirectly affect the Fund's ability to meet its investment objectives.

For more information on the risks of investing in the Fund, please see "More Information About the Funds" starting on page 40 of this prospectus.

Risk Lose Money [Text]	rr_RiskLoseMoney	You may lose all or part of your investment in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the FDIC or any government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following chart and table give you some indication of the risks of investing in the Fund. The risk/return bar chart shows the change in the Fund's performance from year to year. The average annual total return table shows the Fund's average annual returns for 1, 5 and 10 years compare with a broad measure of market performance. The table includes performance information for the Barclays Capital Intermediate Corporate Bond Index and the S&P 500® Index which provide bases for comparison of the Fund's mix of fixed income and equity securities, respectively.

The Fund's past performance (before and after taxes) is not necessarily indicative of how it will perform in the future. For current performance information, please visit www.pacificadvisorsfunds.com.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following chart and table give you some indication of the risks of investing in the Fund.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.pacificadvisorsfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance (before and after taxes) is not necessarily indicative of how it will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Risk/Return Bar Chart (Class A Shares)
Bar Chart Narrative [Text Block]	rr_BarChartNarrativeTextBlock	(Results do not include the sales charge; if the sales charge were included, results would be lower.)
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	(Results do not include the sales charge; if the sales charge were included, results would be lower.)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	During the period shown, the highest quarterly return was 10.21% (quarter ended June 30, 2009), and the lowest quarterly return was –7.76% (quarter ended December 31, 2008).
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest quarterly return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	10.21%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest quarterly return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(7.76%)
Performance Table Does Reflect Sales Loads	rr_PerformanceTableDoesReflectSalesLoads	The results for Class A shares include the maximum sales charge.
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(does not reflect deduction for fees, expenses or taxes)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the highest historical individual marginal federal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or Individual Retirement Accounts ("IRAs").
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown only for Class A shares; after-tax returns for Class C will vary.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

The results for Class A shares include the maximum sales charge.

After-tax returns are calculated using the highest historical individual marginal federal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or IRAs. After-tax returns are shown only for Class A shares; after-tax returns for Class C will vary.

Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns (for the periods ended December 31, 2012)
Barclays Capital Intermediate Corporate Bond Index (does not reflect deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	8.84%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	7.01%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	5.76%
S&P 500�� Index (does not reflect deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	15.99%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	1.66%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	7.09%
INCOME AND EQUITY FUND CLASS A
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	4.75%
Maximum Contingent Deferred Sales Charge (as a percentage of offering price or net asset value at the time of sale, whichever is less, if you sell Class C shares within one year of purchase)	rr_MaximumDeferredSalesChargeOverOther	none
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	(2.00%)
Redemption Fee	rr_RedemptionFee	(25)
Exchange Fee (applies on each exchange after the first five exchanges in each calendar year)	rr_ExchangeFee	10
Management Fees	rr_ManagementFeesOverAssets	0.75%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	2.42%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	3.42%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	803
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	1,476
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	2,169
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	4,002
Annual Return 2003	rr_AnnualReturn2003	6.63%
Annual Return 2004	rr_AnnualReturn2004	0.51%
Annual Return 2005	rr_AnnualReturn2005	0.01%
Annual Return 2006	rr_AnnualReturn2006	7.25%
Annual Return 2007	rr_AnnualReturn2007	2.39%
Annual Return 2008	rr_AnnualReturn2008	(17.49%)
Annual Return 2009	rr_AnnualReturn2009	15.37%
Annual Return 2010	rr_AnnualReturn2010	6.88%
Annual Return 2011	rr_AnnualReturn2011	2.24%
Annual Return 2012	rr_AnnualReturn2012	6.46%
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	1.41%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	1.07%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	2.49%
INCOME AND EQUITY FUND CLASS A | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	0.66%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	0.36%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	1.86%
INCOME AND EQUITY FUND CLASS A | After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	0.79%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	0.68%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	1.86%
INCOME AND EQUITY FUND CLASS C
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Contingent Deferred Sales Charge (as a percentage of offering price or net asset value at the time of sale, whichever is less, if you sell Class C shares within one year of purchase)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	(2.00%)
Redemption Fee	rr_RedemptionFee	(25)
Exchange Fee (applies on each exchange after the first five exchanges in each calendar year)	rr_ExchangeFee	10
Management Fees	rr_ManagementFeesOverAssets	0.75%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	2.45%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	4.20%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	520
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	1,270
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	2,133
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	4,354
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	422
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	1,275
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	2,142
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 4,372
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	5.74%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	1.31%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	2.23%

BALANCED FUND
BALANCED FUND (Class A and Class C)
Investment Objective
Long-term capital appreciation and income consistent with reduced risk.
Portfolio Fees and Expenses

This table describes the fees and expenses you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, more than $25,000 in the Funds. More information about these and other discounts is available from your financial professional and in "Sales Charges" starting on page 50 of this prospectus and "Reducing Your Sales Charge — Class A Shares" starting on page 34 of the SAI.

Shareholder Fees (paid by you directly)
Shareholder Fees BALANCED FUND (USD $)	BALANCED FUND CLASS A	BALANCED FUND CLASS C
Maximum Sales Charge Imposed on Purchases (as a percentage of offering price)	5.75%	none
Maximum Contingent Deferred Sales Charge (as a percentage of offering price or net asset value at the time of sale, whichever is less, if you sell Class C shares within one year of purchase)	none	1.00%
Exchange Fee (applies on each exchange after the first five exchanges in each calendar year)	10	10
Redemption Fee (with certain exceptions, applies if you sell or exchange shares within 180 days of purchase)	2.00%	2.00%
Wire Redemption Fee	25	25

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses BALANCED FUND	BALANCED FUND CLASS A	BALANCED FUND CLASS C
Management Fees	0.75%	0.75%
Distribution and/or Service (12b-1) Fees	0.25%	1.00%
Other Expenses	2.30%	2.27%
Total Annual Fund Operating Expenses	3.30%	4.02%

Expense Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, that all distributions are reinvested, and that the Fund's operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions, your costs would be as follows:
Expense Example BALANCED FUND (USD $)	1 Year	3 Years	5 Years	10 Years
BALANCED FUND CLASS A	889	1,532	2,198	3,963
BALANCED FUND CLASS C	502	1,218	2,050	4,202

You would pay the following expenses if you did not redeem your shares. The figures for Class A shares would be the same as shown above.
Expense Example No Redemption (USD $)	1 Year	3 Years	5 Years	10 Years
BALANCED FUND BALANCED FUND CLASS C	404	1,224	2,060	4,223

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 34% of the average value of its portfolio.

Principal Investment Strategies

The Fund's principal investment strategies are:

•  Investing in a flexible mix of common stocks, dividend-paying stocks, and investment grade fixed income securities. When the economy appears to be growing and strong, the Fund tends to invest a higher proportion of its assets in stocks. When the economy appears to be contracting or weak, the Fund tends to invest a higher proportion in fixed income securities.

•  Usually weighting the portfolio toward stocks, consisting primarily of companies with market capitalizations over $500 million.

•  Investing at least 25% of its assets in fixed income securities and preferred stocks, and investing at least 25% in equity securities.

•  Evaluating economic and market conditions, price trends, and expected returns. The Manager uses a combination of fundamental and technical analysis in selecting which stocks to buy.

•  Focusing on total return by seeking to earn dividends and interest on portfolio securities and seeking to sell securities at a profit.

Principal Risks

Risk is inherent in all investing. The value of your investment in the Fund may fluctuate significantly from day-to-day and over time. You may lose all or part of your investment in the Fund. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the FDIC or any government agency. There can be no assurance that the Fund will achieve its investment objective.

Following is a summary of the principal risks of investing in the Fund.

•  Stock prices may fluctuate more than other securities. Stock prices can decline significantly in response to adverse market conditions, company-specific events, and other domestic and international political and economic developments. Different parts of the market can react differently to these developments. The Manager tries to reduce this risk by buying stocks of companies that have established operating histories, strong or improving balance sheets, and growth potential.

•  Bond prices are affected by interest rates. Bond prices generally decline when interest rates rise and rise when interest rates fall. Longer-term debt and zero-coupon bonds are more sensitive to interest rate changes than are debt instruments with shorter maturities.

•  Credit risk. The chance a bond issuer will fail to pay principal or interest on time. Changes in the credit strength of an issuer may reduce the credit rating of its debt investments and may affect their value.

•  Market events risk. The financial markets may experience periods of significant stress that can result in volatility, valuation, pricing, and liquidity problems for certain securities. These problems and a variety of forces, including governmental programs, investments, legislation, regulations, policies, or other actions in response to market conditions, may have an adverse effect on the Fund's investments, and may directly or indirectly affect the Fund's ability to meet its investment objectives.

For more information on the risks of investing in the Fund, please see "More Information About the Funds" starting on page 40 of this prospectus.

Performance

The following chart and table give you some indication of the risks of investing in the Fund. The risk/return bar chart shows the change in the Fund's performance from year to year. The average annual total return table shows how the Fund's average annual returns for 1, 5 and 10 years compare with a broad measure of market performance. The table includes performance information for the S&P 500® Index and the Barclays Capital Intermediate Corporate Bond Index which provide bases for comparison of the Fund's equity and fixed income securities, respectively.

The Fund's past performance (before and after taxes) is not necessarily indicative of how it will perform in the future. For current performance information, please visit www.pacificadvisorsfunds.com.

(Results do not include the sales charge; if the sales charge were included, results would be lower.)
Risk/Return Bar Chart (Class A Shares)

During the period shown, the highest quarterly return was 15.36% (quarter ended June 30, 2009), and the lowest quarterly return was –17.60% (quarter ended December 31, 2008).
Average Annual Total Returns (for the periods ended December 31, 2012)
Average Annual Returns BALANCED FUND	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years
BALANCED FUND CLASS A	3.40%	(1.41%)	3.61%
BALANCED FUND CLASS C	8.81%	(1.00%)	3.42%
After Taxes on Distributions BALANCED FUND CLASS A	2.31%	(2.24%)	2.95%
After Taxes on Distributions and Sale of Fund Shares BALANCED FUND CLASS A	2.80%	(0.83%)	3.04%
S&P 500�� Index (does not reflect deduction for fees, expenses or taxes)	15.99%	1.66%	7.09%
Barclays Capital Intermediate Corporate Bond Index (does not reflect deduction for fees, expenses or taxes)	8.84%	7.01%	5.76%

The results for Class A shares include the maximum sales charge.

After-tax returns are calculated using the highest historical individual marginal federal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or IRAs. After-tax returns are shown only for Class A shares; after-tax returns for Class C will vary.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	BALANCED FUND (Class A and Class C)
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Long-term capital appreciation and income consistent with reduced risk.
Expense [Heading]	rr_ExpenseHeading	Portfolio Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, more than $25,000 in the Funds. More information about these and other discounts is available from your financial professional and in "Sales Charges" starting on page 50 of this prospectus and "Reducing Your Sales Charge — Class A Shares" starting on page 34 of the SAI.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (paid by you directly)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 34% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	34.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, more than $25,000 in the Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 25,000
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, that all distributions are reinvested, and that the Fund's operating expenses remain the same.

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions, your costs would be as follows:
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	You would pay the following expenses if you did not redeem your shares. The figures for Class A shares would be the same as shown above.
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund's principal investment strategies are:

•  Investing in a flexible mix of common stocks, dividend-paying stocks, and investment grade fixed income securities. When the economy appears to be growing and strong, the Fund tends to invest a higher proportion of its assets in stocks. When the economy appears to be contracting or weak, the Fund tends to invest a higher proportion in fixed income securities.

•  Usually weighting the portfolio toward stocks, consisting primarily of companies with market capitalizations over $500 million.

•  Investing at least 25% of its assets in fixed income securities and preferred stocks, and investing at least 25% in equity securities.

•  Evaluating economic and market conditions, price trends, and expected returns. The Manager uses a combination of fundamental and technical analysis in selecting which stocks to buy.

•  Focusing on total return by seeking to earn dividends and interest on portfolio securities and seeking to sell securities at a profit.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Risk is inherent in all investing. The value of your investment in the Fund may fluctuate significantly from day-to-day and over time. You may lose all or part of your investment in the Fund. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the FDIC or any government agency. There can be no assurance that the Fund will achieve its investment objective.

Following is a summary of the principal risks of investing in the Fund.

•  Stock prices may fluctuate more than other securities. Stock prices can decline significantly in response to adverse market conditions, company-specific events, and other domestic and international political and economic developments. Different parts of the market can react differently to these developments. The Manager tries to reduce this risk by buying stocks of companies that have established operating histories, strong or improving balance sheets, and growth potential.

•  Bond prices are affected by interest rates. Bond prices generally decline when interest rates rise and rise when interest rates fall. Longer-term debt and zero-coupon bonds are more sensitive to interest rate changes than are debt instruments with shorter maturities.

•  Credit risk. The chance a bond issuer will fail to pay principal or interest on time. Changes in the credit strength of an issuer may reduce the credit rating of its debt investments and may affect their value.

•  Market events risk. The financial markets may experience periods of significant stress that can result in volatility, valuation, pricing, and liquidity problems for certain securities. These problems and a variety of forces, including governmental programs, investments, legislation, regulations, policies, or other actions in response to market conditions, may have an adverse effect on the Fund's investments, and may directly or indirectly affect the Fund's ability to meet its investment objectives.

For more information on the risks of investing in the Fund, please see "More Information About the Funds" starting on page 40 of this prospectus.

Risk Lose Money [Text]	rr_RiskLoseMoney	You may lose all or part of your investment in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the FDIC or any government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following chart and table give you some indication of the risks of investing in the Fund. The risk/return bar chart shows the change in the Fund's performance from year to year. The average annual total return table shows how the Fund's average annual returns for 1, 5 and 10 years compare with a broad measure of market performance. The table includes performance information for the S&P 500® Index and the Barclays Capital Intermediate Corporate Bond Index which provide bases for comparison of the Fund's equity and fixed income securities, respectively.

The Fund's past performance (before and after taxes) is not necessarily indicative of how it will perform in the future. For current performance information, please visit www.pacificadvisorsfunds.com.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following chart and table give you some indication of the risks of investing in the Fund.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.pacificadvisorsfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance (before and after taxes) is not necessarily indicative of how it will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Risk/Return Bar Chart (Class A Shares)
Bar Chart Narrative [Text Block]	rr_BarChartNarrativeTextBlock	(Results do not include the sales charge; if the sales charge were included, results would be lower.)
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	(Results do not include the sales charge; if the sales charge were included, results would be lower.)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	During the period shown, the highest quarterly return was 15.36% (quarter ended June 30, 2009), and the lowest quarterly return was –17.60% (quarter ended December 31, 2008).
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest quarterly return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	15.36%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest quarterly return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(17.60%)
Performance Table Does Reflect Sales Loads	rr_PerformanceTableDoesReflectSalesLoads	The results for Class A shares include the maximum sales charge.
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(does not reflect deduction for fees, expenses or taxes)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the highest historical individual marginal federal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or Individual Retirement Accounts ("IRAs").
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown only for Class A shares; after-tax returns for Class C will vary.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

The results for Class A shares include the maximum sales charge.

After-tax returns are calculated using the highest historical individual marginal federal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or IRAs. After-tax returns are shown only for Class A shares; after-tax returns for Class C will vary.

Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns (for the periods ended December 31, 2012)
S&P 500�� Index (does not reflect deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	15.99%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	1.66%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	7.09%
Barclays Capital Intermediate Corporate Bond Index (does not reflect deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	8.84%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	7.01%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	5.76%
BALANCED FUND CLASS A
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum Contingent Deferred Sales Charge (as a percentage of offering price or net asset value at the time of sale, whichever is less, if you sell Class C shares within one year of purchase)	rr_MaximumDeferredSalesChargeOverOther	none
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	(2.00%)
Redemption Fee	rr_RedemptionFee	(25)
Exchange Fee (applies on each exchange after the first five exchanges in each calendar year)	rr_ExchangeFee	10
Management Fees	rr_ManagementFeesOverAssets	0.75%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	2.30%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	3.30%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	889
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	1,532
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	2,198
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	3,963
Annual Return 2003	rr_AnnualReturn2003	18.63%
Annual Return 2004	rr_AnnualReturn2004	5.50%
Annual Return 2005	rr_AnnualReturn2005	5.90%
Annual Return 2006	rr_AnnualReturn2006	8.47%
Annual Return 2007	rr_AnnualReturn2007	6.53%
Annual Return 2008	rr_AnnualReturn2008	(30.51%)
Annual Return 2009	rr_AnnualReturn2009	21.76%
Annual Return 2010	rr_AnnualReturn2010	7.71%
Annual Return 2011	rr_AnnualReturn2011	(1.14%)
Annual Return 2012	rr_AnnualReturn2012	9.69%
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	3.40%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(1.41%)
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	3.61%
BALANCED FUND CLASS A | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	2.31%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(2.24%)
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	2.95%
BALANCED FUND CLASS A | After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	2.80%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(0.83%)
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	3.04%
BALANCED FUND CLASS C
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Contingent Deferred Sales Charge (as a percentage of offering price or net asset value at the time of sale, whichever is less, if you sell Class C shares within one year of purchase)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	(2.00%)
Redemption Fee	rr_RedemptionFee	(25)
Exchange Fee (applies on each exchange after the first five exchanges in each calendar year)	rr_ExchangeFee	10
Management Fees	rr_ManagementFeesOverAssets	0.75%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	2.27%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	4.02%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	502
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	1,218
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	2,050
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	4,202
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	404
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	1,224
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	2,060
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 4,223
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	8.81%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(1.00%)
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	3.42%

LARGE CAP VALUE FUND
LARGE CAP VALUE FUND (Class A and Class C)
Investment Objective
Long-term capital appreciation.
Portfolio Fees and Expenses

This table describes the fees and expenses you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, more than $25,000 in the Funds. More information about these and other discounts is available from your financial professional and in "Sales Charges" starting on page 50 of this prospectus and "Reducing Your Sales Charge — Class A Shares" starting on page 34 of the SAI.

Shareholder Fees (paid by you directly)
Shareholder Fees LARGE CAP VALUE FUND (USD $)	LARGE CAP VALUE FUND CLASS A	LARGE CAP VALUE FUND CLASS C
Maximum Sales Charge Imposed on Purchases (as a percentage of offering price)	5.75%	none
Maximum Contingent Deferred Sales Charge (as a percentage of offering price or net asset value at the time of sale, whichever is less, if you sell Class C shares within one year of purchase)	none	1.00%
Exchange Fee (applies on each exchange after the first five exchanges in each calendar year)	10	10
Redemption Fee (with certain exceptions, applies if you sell or exchange shares within 180 days of purchase)	2.00%	2.00%
Wire Redemption Fee	25	25

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses LARGE CAP VALUE FUND	LARGE CAP VALUE FUND CLASS A	LARGE CAP VALUE FUND CLASS C
Management Fees	0.75%	0.75%
Distribution and/or Service (12b-1) Fees	0.25%	1.00%
Other Expenses	3.34%	3.40%
Total Annual Fund Operating Expenses	4.34%	5.15%

Expense Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, that all distributions are reinvested, and that the Fund's operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions, your costs would be as follows:
Expense Example LARGE CAP VALUE FUND (USD $)	1 Year	3 Years	5 Years	10 Years
LARGE CAP VALUE FUND CLASS A	985	1,814	2,654	4,803
LARGE CAP VALUE FUND CLASS C	612	1,540	2,564	5,112

You would pay the following expenses if you did not redeem your shares. The figures for Class A shares would be the same as shown above.
Expense Example No Redemption (USD $)	1 Year	3 Years	5 Years	10 Years
LARGE CAP VALUE FUND LARGE CAP VALUE FUND CLASS C	515	1,542	2,565	5,112

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 9% of the average value of its portfolio.

Principal Investment Strategies

The Fund's principal investment strategies are:

•  Under normal circumstances, investing at least 80% of net assets (plus borrowing for investment purposes) in large capitalization companies that are, at the time of purchase, within the market capitalization range of companies that comprise the S&P 500® Index.

•  Investing in other domestic companies.

•  Selecting investments using an actively managed, value-based investment approach focusing on the long-term market cycle (at least 3-5 years) to identify investments.

Principal Risks

Risk is inherent in all investing. The value of your investment in the Fund may fluctuate significantly from day-to-day and over time. You may lose all or part of your investment in the Fund. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the FDIC or any government agency. There can be no assurance that the Fund will achieve its investment objective.

Following is a summary of the principal risks of investing in the Fund.

•  Stock prices may fluctuate more than other securities. Stock prices can decline significantly in response to adverse market conditions, company-specific events, and other domestic and international political and economic developments. Different parts of the market can react differently to these developments. The Manager tries to reduce this risk by buying stocks of companies that have established operating histories, strong or improving balance sheets, and growth potential.

•  Value stocks can perform differently. A value-oriented investment approach involves the risk that value stocks may remain undervalued, or may not appreciate in value as anticipated. Value stocks can perform differently from the market as a whole or from other types of stocks and may be out of favor with investors for varying periods of time.

•  Market events risk. The financial markets may experience periods of significant stress that can result in volatility, valuation, pricing, and liquidity problems for certain securities. These problems and a variety of forces, including governmental programs, investments, legislation, regulations, policies, or other actions in response to market conditions, may have an adverse effect on the Fund's investments, and may directly or indirectly affect the Fund's ability to meet its investment objectives.

For more information on the risks of investing in the Fund, please see "More Information About the Funds" starting on page 40 of this prospectus.

Performance

The following chart and table give you some indication of the risks of investing in the Fund. The risk/return bar chart shows the change in the Fund's performance from year to year. The average annual total return table shows how the Fund's average annual returns for 1, 5 and 10 years compare with a broad measure of market performance.

The Fund's past performance (before and after taxes) is not necessarily indicative of how it will perform in the future. For current performance information, please visit www.pacificadvisorsfunds.com.

(Results do not include the sales charge; if the sales charge were included, results would be lower.)
Risk/Return Bar Chart (Class A Shares)

During the period shown, the highest quarterly return was 16.92% (quarter ended June 30, 2009), and the lowest quarterly return was –22.78% (quarter ended December 31, 2008).
Average Annual Total Returns (for the periods ended December 31, 2012)
Average Annual Returns LARGE CAP VALUE FUND	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years
LARGE CAP VALUE FUND CLASS A	4.76%	(2.09%)	5.93%
LARGE CAP VALUE FUND CLASS C	10.31%	(1.71%)	5.61%
After Taxes on Distributions LARGE CAP VALUE FUND CLASS A	4.79%	(2.09%)	5.93%
After Taxes on Distributions and Sale of Fund Shares LARGE CAP VALUE FUND CLASS A	2.71%	(1.58%)	4.77%
S&P 500�� Index (does not reflect deduction for fees, expenses or taxes)	15.99%	1.66%	7.09%

The results for Class A shares include the maximum sales charge.

After-tax returns are calculated using the highest historical individual marginal federal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or IRAs. After-tax returns are shown only for Class A shares; after-tax returns for Class C will vary.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	LARGE CAP VALUE FUND (Class A and Class C)
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Portfolio Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, more than $25,000 in the Funds. More information about these and other discounts is available from your financial professional and in "Sales Charges" starting on page 50 of this prospectus and "Reducing Your Sales Charge — Class A Shares" starting on page 34 of the SAI.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (paid by you directly)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 9% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	9.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, more than $25,000 in the Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 25,000
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, that all distributions are reinvested, and that the Fund's operating expenses remain the same.

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions, your costs would be as follows:
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	You would pay the following expenses if you did not redeem your shares. The figures for Class A shares would be the same as shown above.
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund's principal investment strategies are:

•  Under normal circumstances, investing at least 80% of net assets (plus borrowing for investment purposes) in large capitalization companies that are, at the time of purchase, within the market capitalization range of companies that comprise the S&P 500® Index.

•  Investing in other domestic companies.

•  Selecting investments using an actively managed, value-based investment approach focusing on the long-term market cycle (at least 3-5 years) to identify investments.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Risk is inherent in all investing. The value of your investment in the Fund may fluctuate significantly from day-to-day and over time. You may lose all or part of your investment in the Fund. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the FDIC or any government agency. There can be no assurance that the Fund will achieve its investment objective.

Following is a summary of the principal risks of investing in the Fund.

•  Stock prices may fluctuate more than other securities. Stock prices can decline significantly in response to adverse market conditions, company-specific events, and other domestic and international political and economic developments. Different parts of the market can react differently to these developments. The Manager tries to reduce this risk by buying stocks of companies that have established operating histories, strong or improving balance sheets, and growth potential.

•  Value stocks can perform differently. A value-oriented investment approach involves the risk that value stocks may remain undervalued, or may not appreciate in value as anticipated. Value stocks can perform differently from the market as a whole or from other types of stocks and may be out of favor with investors for varying periods of time.

•  Market events risk. The financial markets may experience periods of significant stress that can result in volatility, valuation, pricing, and liquidity problems for certain securities. These problems and a variety of forces, including governmental programs, investments, legislation, regulations, policies, or other actions in response to market conditions, may have an adverse effect on the Fund's investments, and may directly or indirectly affect the Fund's ability to meet its investment objectives.

For more information on the risks of investing in the Fund, please see "More Information About the Funds" starting on page 40 of this prospectus.

Risk Lose Money [Text]	rr_RiskLoseMoney	You may lose all or part of your investment in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the FDIC or any government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following chart and table give you some indication of the risks of investing in the Fund. The risk/return bar chart shows the change in the Fund's performance from year to year. The average annual total return table shows how the Fund's average annual returns for 1, 5 and 10 years compare with a broad measure of market performance.

The Fund's past performance (before and after taxes) is not necessarily indicative of how it will perform in the future. For current performance information, please visit www.pacificadvisorsfunds.com.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following chart and table give you some indication of the risks of investing in the Fund.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.pacificadvisorsfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance (before and after taxes) is not necessarily indicative of how it will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Risk/Return Bar Chart (Class A Shares)
Bar Chart Narrative [Text Block]	rr_BarChartNarrativeTextBlock	(Results do not include the sales charge; if the sales charge were included, results would be lower.)
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	(Results do not include the sales charge; if the sales charge were included, results would be lower.)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	During the period shown, the highest quarterly return was 16.92% (quarter ended June 30, 2009), and the lowest quarterly return was –22.78% (quarter ended December 31, 2008).
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest quarterly return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	16.92%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest quarterly return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(22.78%)
Performance Table Does Reflect Sales Loads	rr_PerformanceTableDoesReflectSalesLoads	The results for Class A shares include the maximum sales charge.
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(does not reflect deduction for fees, expenses or taxes)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the highest historical individual marginal federal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or Individual Retirement Accounts ("IRAs").
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown only for Class A shares; after-tax returns for Class C will vary.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

The results for Class A shares include the maximum sales charge.

After-tax returns are calculated using the highest historical individual marginal federal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or IRAs. After-tax returns are shown only for Class A shares; after-tax returns for Class C will vary.

Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns (for the periods ended December 31, 2012)
S&P 500�� Index (does not reflect deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	15.99%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	1.66%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	7.09%
LARGE CAP VALUE FUND CLASS A
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum Contingent Deferred Sales Charge (as a percentage of offering price or net asset value at the time of sale, whichever is less, if you sell Class C shares within one year of purchase)	rr_MaximumDeferredSalesChargeOverOther	none
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	(2.00%)
Redemption Fee	rr_RedemptionFee	(25)
Exchange Fee (applies on each exchange after the first five exchanges in each calendar year)	rr_ExchangeFee	10
Management Fees	rr_ManagementFeesOverAssets	0.75%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	3.34%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	4.34%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	985
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	1,814
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	2,654
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	4,803
Annual Return 2003	rr_AnnualReturn2003	30.29%
Annual Return 2004	rr_AnnualReturn2004	15.13%
Annual Return 2005	rr_AnnualReturn2005	3.89%
Annual Return 2006	rr_AnnualReturn2006	7.85%
Annual Return 2007	rr_AnnualReturn2007	17.59%
Annual Return 2008	rr_AnnualReturn2008	(39.89%)
Annual Return 2009	rr_AnnualReturn2009	27.96%
Annual Return 2010	rr_AnnualReturn2010	7.80%
Annual Return 2011	rr_AnnualReturn2011	3.56%
Annual Return 2012	rr_AnnualReturn2012	11.18%
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	4.76%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(2.09%)
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	5.93%
LARGE CAP VALUE FUND CLASS A | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	4.79%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(2.09%)
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	5.93%
LARGE CAP VALUE FUND CLASS A | After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	2.71%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(1.58%)
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	4.77%
LARGE CAP VALUE FUND CLASS C
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Contingent Deferred Sales Charge (as a percentage of offering price or net asset value at the time of sale, whichever is less, if you sell Class C shares within one year of purchase)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	(2.00%)
Redemption Fee	rr_RedemptionFee	(25)
Exchange Fee (applies on each exchange after the first five exchanges in each calendar year)	rr_ExchangeFee	10
Management Fees	rr_ManagementFeesOverAssets	0.75%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	3.40%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	5.15%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	612
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	1,540
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	2,564
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	5,112
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	515
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	1,542
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	2,565
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 5,112
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	10.31%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(1.71%)
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	5.61%

MID CAP VALUE FUND
MID CAP VALUE FUND (Class A and Class C)
Investment Objective
Long-term capital appreciation.
Portfolio Fees and Expenses

This table describes the fees and expenses you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, more than $25,000 in the Funds. More information about these and other discounts is available from your financial professional and in "Sales Charges" starting on page 50 of this prospectus and "Reducing Your Sales Charge — Class A Shares" starting on page 34 of the SAI.

Shareholder Fees (paid by you directly)
Shareholder Fees MID CAP VALUE FUND (USD $)	MID CAP VALUE FUND CLASS A	MID CAP VALUE FUND CLASS C
Maximum Sales Charge Imposed on Purchases (as a percentage of offering price)	5.75%	none
Maximum Contingent Deferred Sales Charge (as a percentage of offering price or net asset value at the time of sale, whichever is less, if you sell Class C shares within one year of purchase)	none	1.00%
Exchange Fee (applies on each exchange after the first five exchanges in each calendar year)	10	10
Redemption Fee (with certain exceptions, applies if you sell or exchange shares within 180 days of purchase)	2.00%	2.00%
Wire Redemption Fee	25	25

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses MID CAP VALUE FUND	MID CAP VALUE FUND CLASS A	MID CAP VALUE FUND CLASS C
Management Fees	1.00%	1.00%
Distribution and/or Service (12b-1) Fees	0.25%	1.00%
Other Expenses	2.94%	2.95%
Interest expense on borrowings	0.01%	0.01%
Total Annual Fund Operating Expenses	4.19%	4.95%

Expense Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, that all distributions are reinvested, and that the Fund's operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions, your costs would be as follows:
Expense Example MID CAP VALUE FUND (USD $)	1 Year	3 Years	5 Years	10 Years
MID CAP VALUE FUND CLASS A	972	1,774	2,590	4,688
MID CAP VALUE FUND CLASS C	593	1,483	2,475	4,959

You would pay the following expenses if you did not redeem your shares. The figures for Class A shares would be the same as shown above.
Expense Example No Redemption (USD $)	1 Year	3 Years	5 Years	10 Years
MID CAP VALUE FUND MID CAP VALUE FUND CLASS C	495	1,486	2,478	4,962

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 24% of the average value of its portfolio.

Principal Investment Strategies

The Fund's principal investment strategies are:

•  Under normal circumstances, investing at least 80% of net assets (plus borrowing for investment purposes) in mid-capitalization companies that are, at the time of purchase, within the market capitalization range of companies that comprise the Russell Midcap® Index.

•  Using an actively managed, value-based investment approach focusing on the long-term market cycle (at least 3-5 years) to select investments.

•  Borrowing up to 5% of total assets for strategic investment purposes. Borrowing above 5% of total assets may be used to meet redemptions or for other short-term cash needs in order to avoid forced, unplanned sales of portfolio securities. Under normal circumstances, total borrowing would be limited to no more than 15% of total assets.

Principal Risks

Risk is inherent in all investing. The value of your investment in the Fund may fluctuate significantly from day-to-day and over time. You may lose all or part of your investment in the Fund. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the FDIC or any government agency. There can be no assurance that the Fund will achieve its investment objective.

Following is a summary of the principal risks of investing in the Fund.

•  Stock prices may fluctuate more than other securities. Stock prices can decline significantly in response to adverse market conditions, company-specific events, and other domestic and international political and economic developments. Different parts of the market can react differently to these developments. The Manager tries to reduce this risk by buying stocks of companies that have established operating histories, strong or improving balance sheets, and growth potential.

•  Value stocks can perform differently. A value-oriented investment approach involves the risk that value stocks may remain undervalued, or may not appreciate in value as anticipated. Value stocks can perform differently from the market as a whole or from other types of stocks and may be out of favor with investors for varying periods of time.

•  Mid-cap stocks can perform differently. The market may sometimes value companies by size, rather than financial performance. As a result, when mid-cap investing is out of favor, the Fund's mid-cap holdings may decline in price even though their fundamentals are sound. The stocks of mid-cap companies may also be more volatile than the stocks of larger companies; mid-cap companies may be developing or changing and, therefore, subject to greater business risk and more sensitive to changes in economic conditions.

•  Borrowing. The Fund may borrow money to meet redemptions or for other short-term cash needs in order to avoid forced, unplanned sales of portfolio securities. This technique allows the Fund greater flexibility by allowing the Manager to continue to buy and sell portfolio securities primarily for investment or tax considerations, rather than for cash flow considerations. The Fund will pay interest on loans, and that interest expense may raise the overall expenses of the Fund and reduce its returns. The Fund also may use leverage. "Leverage" is the investment technique of using borrowed money to invest in portfolio securities. The use of leverage will magnify the Fund's gains or losses. The use of leverage may cause the Fund's expenses to be greater than comparable funds that do not borrow. In the case of borrowing for leverage, the interest paid on a loan might be more (or less) than the return on the securities purchased with the loan proceeds. Additionally, the use of leverage may make the Fund's share prices more sensitive to interest rate changes and thus might cause the Fund's net asset value per share to fluctuate more than that of funds that do not borrow.

•  Market events risk. The financial markets may experience periods of significant stress that can result in volatility, valuation, pricing, and liquidity problems for certain securities. These problems and a variety of forces, including governmental programs, investments, legislation, regulations, policies, or other actions in response to market conditions, may have an adverse effect on the Fund's investments, and may directly or indirectly affect the Fund's ability to meet its investment objectives.

For more information on the risks of investing in the Fund, please see "More Information About the Funds" starting on page 40 of this prospectus.

Performance

The following chart and table give you some indication of the risks of investing in the Fund. The risk/return bar chart shows the change in the Fund's performance from year to year. The average annual total return table shows how the Fund's average annual returns for 1 year, 5 years and since inception compare with a broad measure of market performance.

The Fund's past performance (before and after taxes) is not necessarily indicative of how it will perform in the future. For current performance information, please visit www.pacificadvisorsfunds.com.

(Results do not include the sales charge; if the sales charge were included, results would be lower.)
Risk/Return Bar Chart (Class A Shares)

During the period shown, the highest quarterly return was 25.84% (quarter ended June 30, 2003), and the lowest quarterly return was –32.97% (quarter ended December 31, 2008).
Average Annual Total Returns (for the periods ended December 31, 2012)
Average Annual Returns MID CAP VALUE FUND	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years
MID CAP VALUE FUND CLASS A	(0.61%)	(2.78%)	5.22%
MID CAP VALUE FUND CLASS C	4.60%	(2.58%)	5.01%
After Taxes on Distributions MID CAP VALUE FUND CLASS A	(0.64%)	(2.80%)	4.91%
After Taxes on Distributions and Sale of Fund Shares MID CAP VALUE FUND CLASS A	(0.36%)	(2.09%)	4.38%
Russell Midcap�� Index (does not reflect deduction for fees, expenses or taxes)	17.28%	3.57%	10.65%

The results for Class A shares include the maximum sales charge.

After-tax returns are calculated using the highest historical individual marginal federal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or IRAs. After-tax returns are shown only for Class A shares; after-tax returns for Class C will vary.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	MID CAP VALUE FUND (Class A and Class C)
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Portfolio Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, more than $25,000 in the Funds. More information about these and other discounts is available from your financial professional and in "Sales Charges" starting on page 50 of this prospectus and "Reducing Your Sales Charge — Class A Shares" starting on page 34 of the SAI.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (paid by you directly)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 24% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	24.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, more than $25,000 in the Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 25,000
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, that all distributions are reinvested, and that the Fund's operating expenses remain the same.

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions, your costs would be as follows:
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	You would pay the following expenses if you did not redeem your shares. The figures for Class A shares would be the same as shown above.
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund's principal investment strategies are:

•  Under normal circumstances, investing at least 80% of net assets (plus borrowing for investment purposes) in mid-capitalization companies that are, at the time of purchase, within the market capitalization range of companies that comprise the Russell Midcap® Index.

•  Using an actively managed, value-based investment approach focusing on the long-term market cycle (at least 3-5 years) to select investments.

•  Borrowing up to 5% of total assets for strategic investment purposes. Borrowing above 5% of total assets may be used to meet redemptions or for other short-term cash needs in order to avoid forced, unplanned sales of portfolio securities. Under normal circumstances, total borrowing would be limited to no more than 15% of total assets.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Risk is inherent in all investing. The value of your investment in the Fund may fluctuate significantly from day-to-day and over time. You may lose all or part of your investment in the Fund. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the FDIC or any government agency. There can be no assurance that the Fund will achieve its investment objective.

Following is a summary of the principal risks of investing in the Fund.

•  Stock prices may fluctuate more than other securities. Stock prices can decline significantly in response to adverse market conditions, company-specific events, and other domestic and international political and economic developments. Different parts of the market can react differently to these developments. The Manager tries to reduce this risk by buying stocks of companies that have established operating histories, strong or improving balance sheets, and growth potential.

•  Value stocks can perform differently. A value-oriented investment approach involves the risk that value stocks may remain undervalued, or may not appreciate in value as anticipated. Value stocks can perform differently from the market as a whole or from other types of stocks and may be out of favor with investors for varying periods of time.

•  Mid-cap stocks can perform differently. The market may sometimes value companies by size, rather than financial performance. As a result, when mid-cap investing is out of favor, the Fund's mid-cap holdings may decline in price even though their fundamentals are sound. The stocks of mid-cap companies may also be more volatile than the stocks of larger companies; mid-cap companies may be developing or changing and, therefore, subject to greater business risk and more sensitive to changes in economic conditions.

•  Borrowing. The Fund may borrow money to meet redemptions or for other short-term cash needs in order to avoid forced, unplanned sales of portfolio securities. This technique allows the Fund greater flexibility by allowing the Manager to continue to buy and sell portfolio securities primarily for investment or tax considerations, rather than for cash flow considerations. The Fund will pay interest on loans, and that interest expense may raise the overall expenses of the Fund and reduce its returns. The Fund also may use leverage. "Leverage" is the investment technique of using borrowed money to invest in portfolio securities. The use of leverage will magnify the Fund's gains or losses. The use of leverage may cause the Fund's expenses to be greater than comparable funds that do not borrow. In the case of borrowing for leverage, the interest paid on a loan might be more (or less) than the return on the securities purchased with the loan proceeds. Additionally, the use of leverage may make the Fund's share prices more sensitive to interest rate changes and thus might cause the Fund's net asset value per share to fluctuate more than that of funds that do not borrow.

•  Market events risk. The financial markets may experience periods of significant stress that can result in volatility, valuation, pricing, and liquidity problems for certain securities. These problems and a variety of forces, including governmental programs, investments, legislation, regulations, policies, or other actions in response to market conditions, may have an adverse effect on the Fund's investments, and may directly or indirectly affect the Fund's ability to meet its investment objectives.

For more information on the risks of investing in the Fund, please see "More Information About the Funds" starting on page 40 of this prospectus.

Risk Lose Money [Text]	rr_RiskLoseMoney	You may lose all or part of your investment in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the FDIC or any government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following chart and table give you some indication of the risks of investing in the Fund. The risk/return bar chart shows the change in the Fund's performance from year to year. The average annual total return table shows how the Fund's average annual returns for 1 year, 5 years and since inception compare with a broad measure of market performance.

The Fund's past performance (before and after taxes) is not necessarily indicative of how it will perform in the future. For current performance information, please visit www.pacificadvisorsfunds.com.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following chart and table give you some indication of the risks of investing in the Fund.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.pacificadvisorsfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance (before and after taxes) is not necessarily indicative of how it will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Risk/Return Bar Chart (Class A Shares)
Bar Chart Narrative [Text Block]	rr_BarChartNarrativeTextBlock	(Results do not include the sales charge; if the sales charge were included, results would be lower.)
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	(Results do not include the sales charge; if the sales charge were included, results would be lower.)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	During the period shown, the highest quarterly return was 25.84% (quarter ended June 30, 2003), and the lowest quarterly return was –32.97% (quarter ended December 31, 2008).
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest quarterly return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2003
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	25.84%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest quarterly return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(32.97%)
Performance Table Does Reflect Sales Loads	rr_PerformanceTableDoesReflectSalesLoads	The results for Class A shares include the maximum sales charge.
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(does not reflect deduction for fees, expenses or taxes)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the highest historical individual marginal federal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or Individual Retirement Accounts ("IRAs").
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown only for Class A shares; after-tax returns for Class C will vary.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

The results for Class A shares include the maximum sales charge.

After-tax returns are calculated using the highest historical individual marginal federal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or IRAs. After-tax returns are shown only for Class A shares; after-tax returns for Class C will vary.

Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns (for the periods ended December 31, 2012)
Russell Midcap�� Index (does not reflect deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	17.28%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	3.57%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	10.65%
MID CAP VALUE FUND CLASS A
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum Contingent Deferred Sales Charge (as a percentage of offering price or net asset value at the time of sale, whichever is less, if you sell Class C shares within one year of purchase)	rr_MaximumDeferredSalesChargeOverOther	none
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	(2.00%)
Redemption Fee	rr_RedemptionFee	(25)
Exchange Fee (applies on each exchange after the first five exchanges in each calendar year)	rr_ExchangeFee	10
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Interest expense on borrowings	rr_Component1OtherExpensesOverAssets	0.01%
Other Expenses	rr_OtherExpensesOverAssets	2.94%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	4.19%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	972
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	1,774
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	2,590
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	4,688
Annual Return 2003	rr_AnnualReturn2003	44.15%
Annual Return 2004	rr_AnnualReturn2004	5.84%
Annual Return 2005	rr_AnnualReturn2005	9.71%
Annual Return 2006	rr_AnnualReturn2006	12.91%
Annual Return 2007	rr_AnnualReturn2007	1.40%
Annual Return 2008	rr_AnnualReturn2008	(45.78%)
Annual Return 2009	rr_AnnualReturn2009	30.07%
Annual Return 2010	rr_AnnualReturn2010	31.78%
Annual Return 2011	rr_AnnualReturn2011	(5.96%)
Annual Return 2012	rr_AnnualReturn2012	5.42%
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(0.61%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(2.78%)
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	5.22%
MID CAP VALUE FUND CLASS A | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(0.64%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(2.80%)
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	4.91%
MID CAP VALUE FUND CLASS A | After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(0.36%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(2.09%)
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	4.38%
MID CAP VALUE FUND CLASS C
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Contingent Deferred Sales Charge (as a percentage of offering price or net asset value at the time of sale, whichever is less, if you sell Class C shares within one year of purchase)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	(2.00%)
Redemption Fee	rr_RedemptionFee	(25)
Exchange Fee (applies on each exchange after the first five exchanges in each calendar year)	rr_ExchangeFee	10
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Interest expense on borrowings	rr_Component1OtherExpensesOverAssets	0.01%
Other Expenses	rr_OtherExpensesOverAssets	2.95%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	4.95%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	593
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	1,483
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	2,475
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	4,959
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	495
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	1,486
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	2,478
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 4,962
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	4.60%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(2.58%)
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	5.01%

SMALL CAP VALUE FUND
SMALL CAP VALUE FUND (Class A, Class C and Class I)
Investment Objective
Capital appreciation through investment in small capitalization companies.
Portfolio Fees and Expenses

This table describes the fees and expenses you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, more than $25,000 in the Funds. More information about these and other discounts is available from your financial professional and in "Sales Charges" starting on page 50 of this prospectus and "Reducing Your Sales Charge — Class A Shares" starting on page 34 of the SAI.

Shareholder Fees (paid by you directly)
Shareholder Fees SMALL CAP VALUE FUND (USD $)	SMALL CAP VALUE FUND CLASS A	SMALL CAP VALUE FUND CLASS C	SMALL CAP VALUE FUND CLASS I
Maximum Sales Charge Imposed on Purchases (as a percentage of offering price)	5.75%	none	none
Maximum Contingent Deferred Sales Charge (as a percentage of offering price or net asset value at the time of sale, whichever is less, if you sell Class C shares within one year of purchase)	none	1.00%	none
Exchange Fee (applies on each exchange after the first five exchanges in each calendar year)	10	10	10
Redemption Fee (with certain exceptions, applies if you sell or exchange shares within 180 days of purchase)	2.00%	2.00%	2.00%
Wire Redemption Fee	25	25	25

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses SMALL CAP VALUE FUND	SMALL CAP VALUE FUND CLASS A	SMALL CAP VALUE FUND CLASS C	SMALL CAP VALUE FUND CLASS I
Management Fees	0.75%	0.75%	0.75%
Distribution and/or Service (12b-1) Fees	0.25%	1.00%	none
Other Expenses	1.71%	1.70%	1.88%
Interest expense on borrowings	0.02%	0.02%	0.02%
Total Annual Fund Operating Expenses	2.71%	3.45%	2.63%

Expense Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, that all distributions are reinvested, and that the Fund's operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions, your costs would be as follows:
Expense Example SMALL CAP VALUE FUND (USD $)	1 Year	3 Years	5 Years	10 Years
SMALL CAP VALUE FUND CLASS A	833	1,368	1,927	3,442
SMALL CAP VALUE FUND CLASS C	446	1,052	1,780	3,702
SMALL CAP VALUE FUND CLASS I	266	817	1,395	2,964

You would pay the following expenses if you did not redeem your shares. The figures for Class A shares would be the same as shown above.
Expense Example No Redemption (USD $)	1 Year	3 Years	5 Years	10 Years
SMALL CAP VALUE FUND SMALL CAP VALUE FUND CLASS C	348	1,059	1,793	3,730

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 12% of the average value of its portfolio.

Principal Investment Strategies

The Fund's principal investment strategies are:

•  Investing at least 80% of net assets (plus borrowing for investment purposes) in small capitalization companies (i.e., companies with market capitalizations of up to $2 billion at the time of purchase). Generally investing a significant proportion of its assets in companies with market capitalizations under $500 million at the time of purchase, which are often referred to as "micro-cap stocks."

•  Using an actively managed, value-based investment approach focusing on the long-term market cycle (at least 3-5 years) to select investments.

•  Identifying growing companies with unique or proprietary advantages in their industries and strong potential for earnings growth.

•  Borrowing up to 5% of total assets for strategic investment purposes. Borrowing above 5% of total assets may be used to meet redemptions or for other short-term cash needs in order to avoid forced, unplanned sales of portfolio securities. Under normal circumstances, total borrowing would be limited to no more than 15% of total assets.

Principal Risks

Risk is inherent in all investing. The value of your investment in the Fund may fluctuate significantly from day-to-day and over time. You may lose all or part of your investment in the Fund. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the FDIC or any government agency. There can be no assurance that the Fund will achieve its investment objective.

Following is a summary of the principal risks of investing in the Fund.

•  Stock prices may fluctuate more than other securities. Stock prices can decline significantly in response to adverse market conditions, company-specific events, and other domestic and international political and economic developments. Different parts of the market can react differently to these developments. The Manager tries to reduce this risk by buying stocks of companies that have established operating histories, strong or improving balance sheets, and growth potential.

•  Value stocks can perform differently. A value-oriented investment approach involves the risk that value stocks may remain undervalued, or may not appreciate in value as anticipated. Value stocks can perform differently from the market as a whole or from other types of stocks and may be out of favor with investors for varying periods of time.

•  Small cap and micro-cap stocks may be more volatile. Investing in small capitalization and micro capitalization companies generally involves greater risks than investing in larger companies. The market may value companies according to size or market capitalization rather than financial performance. As a result, if small cap or micro-cap investing is out of favor, the Fund's small cap and micro-cap holdings may decline in price even though their fundamentals are sound. They may be more difficult to buy and sell, subject to greater business risks, and more sensitive to market changes, than larger capitalization securities.

•  Borrowing. The Fund may borrow money to meet redemptions or for other short-term cash needs in order to avoid forced, unplanned sales of portfolio securities. This technique allows the Fund greater flexibility by allowing the Manager to continue to buy and sell portfolio securities primarily for investment or tax considerations, rather than for cash flow considerations. The Fund will pay interest on loans, and that interest expense may raise the overall expenses of the Fund and reduce its returns. The Fund also may use leverage. "Leverage" is the investment technique of using borrowed money to invest in portfolio securities. The use of leverage will magnify the Fund's gains or losses. The use of leverage may cause the Fund's expenses to be greater than comparable funds that do not borrow. In the case of borrowing for leverage, the interest paid on a loan might be more (or less) than the return on the securities purchased with the loan proceeds. Additionally, the use of leverage may make the Fund's share prices more sensitive to interest rate changes and thus might cause the Fund's net asset value per share to fluctuate more than that of funds that do not borrow.

•  Market events risk. The financial markets may experience periods of significant stress that can result in volatility, valuation, pricing, and liquidity problems for certain securities. These problems and a variety of forces, including governmental programs, investments, legislation, regulations, policies, or other actions in response to market conditions, may have an adverse effect on the Fund's investments, and may directly or indirectly affect the Fund's ability to meet its investment objectives.

For more information on the risks of investing in the Fund, please see "More Information About the Funds" starting on page 40 of this prospectus.

Performance

The following chart and table give you some indication of the risks of investing in the Fund. The risk/return bar chart shows the change in the Fund's performance from year to year. The average annual total return table shows how the Fund's average annual returns for 1, 5 and 10 years compare with a broad measure of market performance.

The Fund's past performance (before and after taxes) is not necessarily indicative of how it will perform in the future. For current performance information, please visit www.pacificadvisorsfunds.com.

(Results do not include the sales charge; if the sales charge were included, results would be lower.)
Risk/Return Bar Chart (Class A Shares)

During the period shown, the highest quarterly return was 42.38% (quarter ended June 30, 2009), and the lowest quarterly return was –35.70% (quarter ended December 31, 2008).
Average Annual Total Returns (for the periods ended December 31, 2012)
Average Annual Returns SMALL CAP VALUE FUND	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years	Average Annual Returns, Since Inception of Class I	Average Annual Returns, Inception Date
SMALL CAP VALUE FUND CLASS A	5.42%	1.30%	15.31%
SMALL CAP VALUE FUND CLASS C	11.02%	1.70%	15.08%
SMALL CAP VALUE FUND CLASS I	15.27%	4.16%		5.47%	Oct 9, 2006
After Taxes on Distributions SMALL CAP VALUE FUND CLASS A	5.42%	1.24%	15.02%
After Taxes on Distributions and Sale of Fund Shares SMALL CAP VALUE FUND CLASS A	3.07%	0.99%	13.08%
Russell 2000�� Index (does not reflect deduction for fees, expenses or taxes)	16.35%	3.56%	9.72%	3.66%	Oct 9, 2006

The results for Class A shares include the maximum sales charge.

After-tax returns are calculated using the highest historical individual marginal federal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or IRAs. After-tax returns are shown only for Class A shares; after-tax returns for Class C and Class I shares will vary.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	SMALL CAP VALUE FUND (Class A, Class C and Class I)
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Capital appreciation through investment in small capitalization companies.
Expense [Heading]	rr_ExpenseHeading	Portfolio Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, more than $25,000 in the Funds. More information about these and other discounts is available from your financial professional and in "Sales Charges" starting on page 50 of this prospectus and "Reducing Your Sales Charge — Class A Shares" starting on page 34 of the SAI.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (paid by you directly)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 12% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	12.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, more than $25,000 in the Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 25,000
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, that all distributions are reinvested, and that the Fund's operating expenses remain the same.

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions, your costs would be as follows:
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	You would pay the following expenses if you did not redeem your shares. The figures for Class A shares would be the same as shown above.
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund's principal investment strategies are:

•  Investing at least 80% of net assets (plus borrowing for investment purposes) in small capitalization companies (i.e., companies with market capitalizations of up to $2 billion at the time of purchase). Generally investing a significant proportion of its assets in companies with market capitalizations under $500 million at the time of purchase, which are often referred to as "micro-cap stocks."

•  Using an actively managed, value-based investment approach focusing on the long-term market cycle (at least 3-5 years) to select investments.

•  Identifying growing companies with unique or proprietary advantages in their industries and strong potential for earnings growth.

•  Borrowing up to 5% of total assets for strategic investment purposes. Borrowing above 5% of total assets may be used to meet redemptions or for other short-term cash needs in order to avoid forced, unplanned sales of portfolio securities. Under normal circumstances, total borrowing would be limited to no more than 15% of total assets.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Risk is inherent in all investing. The value of your investment in the Fund may fluctuate significantly from day-to-day and over time. You may lose all or part of your investment in the Fund. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the FDIC or any government agency. There can be no assurance that the Fund will achieve its investment objective.

Following is a summary of the principal risks of investing in the Fund.

•  Stock prices may fluctuate more than other securities. Stock prices can decline significantly in response to adverse market conditions, company-specific events, and other domestic and international political and economic developments. Different parts of the market can react differently to these developments. The Manager tries to reduce this risk by buying stocks of companies that have established operating histories, strong or improving balance sheets, and growth potential.

•  Value stocks can perform differently. A value-oriented investment approach involves the risk that value stocks may remain undervalued, or may not appreciate in value as anticipated. Value stocks can perform differently from the market as a whole or from other types of stocks and may be out of favor with investors for varying periods of time.

•  Small cap and micro-cap stocks may be more volatile. Investing in small capitalization and micro capitalization companies generally involves greater risks than investing in larger companies. The market may value companies according to size or market capitalization rather than financial performance. As a result, if small cap or micro-cap investing is out of favor, the Fund's small cap and micro-cap holdings may decline in price even though their fundamentals are sound. They may be more difficult to buy and sell, subject to greater business risks, and more sensitive to market changes, than larger capitalization securities.

•  Borrowing. The Fund may borrow money to meet redemptions or for other short-term cash needs in order to avoid forced, unplanned sales of portfolio securities. This technique allows the Fund greater flexibility by allowing the Manager to continue to buy and sell portfolio securities primarily for investment or tax considerations, rather than for cash flow considerations. The Fund will pay interest on loans, and that interest expense may raise the overall expenses of the Fund and reduce its returns. The Fund also may use leverage. "Leverage" is the investment technique of using borrowed money to invest in portfolio securities. The use of leverage will magnify the Fund's gains or losses. The use of leverage may cause the Fund's expenses to be greater than comparable funds that do not borrow. In the case of borrowing for leverage, the interest paid on a loan might be more (or less) than the return on the securities purchased with the loan proceeds. Additionally, the use of leverage may make the Fund's share prices more sensitive to interest rate changes and thus might cause the Fund's net asset value per share to fluctuate more than that of funds that do not borrow.

•  Market events risk. The financial markets may experience periods of significant stress that can result in volatility, valuation, pricing, and liquidity problems for certain securities. These problems and a variety of forces, including governmental programs, investments, legislation, regulations, policies, or other actions in response to market conditions, may have an adverse effect on the Fund's investments, and may directly or indirectly affect the Fund's ability to meet its investment objectives.

For more information on the risks of investing in the Fund, please see "More Information About the Funds" starting on page 40 of this prospectus.

Risk Lose Money [Text]	rr_RiskLoseMoney	You may lose all or part of your investment in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the FDIC or any government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following chart and table give you some indication of the risks of investing in the Fund. The risk/return bar chart shows the change in the Fund's performance from year to year. The average annual total return table shows how the Fund's average annual returns for 1, 5 and 10 years compare with a broad measure of market performance.

The Fund's past performance (before and after taxes) is not necessarily indicative of how it will perform in the future. For current performance information, please visit www.pacificadvisorsfunds.com.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following chart and table give you some indication of the risks of investing in the Fund.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.pacificadvisorsfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance (before and after taxes) is not necessarily indicative of how it will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Risk/Return Bar Chart (Class A Shares)
Bar Chart Narrative [Text Block]	rr_BarChartNarrativeTextBlock	(Results do not include the sales charge; if the sales charge were included, results would be lower.)
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	(Results do not include the sales charge; if the sales charge were included, results would be lower.)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	During the period shown, the highest quarterly return was 42.38% (quarter ended June 30, 2009), and the lowest quarterly return was –35.70% (quarter ended December 31, 2008).
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest quarterly return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	42.38%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest quarterly return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(35.70%)
Performance Table Does Reflect Sales Loads	rr_PerformanceTableDoesReflectSalesLoads	The results for Class A shares include the maximum sales charge.
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(does not reflect deduction for fees, expenses or taxes)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the highest historical individual marginal federal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or Individual Retirement Accounts ("IRAs").
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown only for Class A shares; after-tax returns for Class C and Class I shares will vary.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

The results for Class A shares include the maximum sales charge.

After-tax returns are calculated using the highest historical individual marginal federal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or IRAs. After-tax returns are shown only for Class A shares; after-tax returns for Class C and Class I shares will vary.

Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns (for the periods ended December 31, 2012)
Russell 2000�� Index (does not reflect deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	16.35%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	3.56%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	9.72%
Average Annual Returns, Since Inception of Class I	rr_AverageAnnualReturnSinceInception	3.66%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 9, 2006
SMALL CAP VALUE FUND CLASS A
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum Contingent Deferred Sales Charge (as a percentage of offering price or net asset value at the time of sale, whichever is less, if you sell Class C shares within one year of purchase)	rr_MaximumDeferredSalesChargeOverOther	none
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	(2.00%)
Redemption Fee	rr_RedemptionFee	(25)
Exchange Fee (applies on each exchange after the first five exchanges in each calendar year)	rr_ExchangeFee	10
Management Fees	rr_ManagementFeesOverAssets	0.75%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Interest expense on borrowings	rr_Component1OtherExpensesOverAssets	0.02%
Other Expenses	rr_OtherExpensesOverAssets	1.71%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.71%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	833
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	1,368
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,927
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	3,442
Annual Return 2003	rr_AnnualReturn2003	83.21%
Annual Return 2004	rr_AnnualReturn2004	36.60%
Annual Return 2005	rr_AnnualReturn2005	8.64%
Annual Return 2006	rr_AnnualReturn2006	35.05%
Annual Return 2007	rr_AnnualReturn2007	6.10%
Annual Return 2008	rr_AnnualReturn2008	(43.52%)
Annual Return 2009	rr_AnnualReturn2009	37.27%
Annual Return 2010	rr_AnnualReturn2010	20.14%
Annual Return 2011	rr_AnnualReturn2011	8.65%
Annual Return 2012	rr_AnnualReturn2012	11.85%
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	5.42%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	1.30%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	15.31%
SMALL CAP VALUE FUND CLASS A | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	5.42%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	1.24%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	15.02%
SMALL CAP VALUE FUND CLASS A | After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	3.07%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	0.99%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	13.08%
SMALL CAP VALUE FUND CLASS C
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Contingent Deferred Sales Charge (as a percentage of offering price or net asset value at the time of sale, whichever is less, if you sell Class C shares within one year of purchase)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	(2.00%)
Redemption Fee	rr_RedemptionFee	(25)
Exchange Fee (applies on each exchange after the first five exchanges in each calendar year)	rr_ExchangeFee	10
Management Fees	rr_ManagementFeesOverAssets	0.75%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Interest expense on borrowings	rr_Component1OtherExpensesOverAssets	0.02%
Other Expenses	rr_OtherExpensesOverAssets	1.70%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	3.45%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	446
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	1,052
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,780
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	3,702
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	348
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	1,059
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,793
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	3,730
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	11.02%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	1.70%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	15.08%
SMALL CAP VALUE FUND CLASS I
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Contingent Deferred Sales Charge (as a percentage of offering price or net asset value at the time of sale, whichever is less, if you sell Class C shares within one year of purchase)	rr_MaximumDeferredSalesChargeOverOther	none
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	(2.00%)
Redemption Fee	rr_RedemptionFee	(25)
Exchange Fee (applies on each exchange after the first five exchanges in each calendar year)	rr_ExchangeFee	10
Management Fees	rr_ManagementFeesOverAssets	0.75%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Interest expense on borrowings	rr_Component1OtherExpensesOverAssets	0.02%
Other Expenses	rr_OtherExpensesOverAssets	1.88%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.63%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	266
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	817
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,395
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 2,964
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	15.27%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	4.16%
Average Annual Returns, Since Inception of Class I	rr_AverageAnnualReturnSinceInception	5.47%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 9, 2006

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	May 1, 2013